Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DEUTSCHE DWS INVESTMENTS VIT FUNDS
Entity Central Index Key	0001006373
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000017151
Shareholder Report [Line Items]
Fund Name	DWS Equity 500 Index VIP
Class Name	Class A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Equity 500 Index VIP ("the Fund") for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/vipreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$13	0.25%

Gross expense ratio as of the latest prospectus: 0.27%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
AssetsNet	$ 748,101,297
Holdings Count | Holding	506
Advisory Fees Paid, Amount	$ 445,539
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	748,101,297
Number of Portfolio Holdings	506
Portfolio Turnover Rate (%)	1
Total Net Advisory Fees Paid ($)	445,539

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Government & Agency Obligations	0%
Other Assets and Liabilities, Net	0%
Total	100%

C000017152
Shareholder Report [Line Items]
Fund Name	DWS Equity 500 Index VIP
Class Name	Class B
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Equity 500 Index VIP ("the Fund") for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/vipreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$34	0.64%

Gross expense ratio as of the latest prospectus: 0.66%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.64%
AssetsNet	$ 748,101,297
Holdings Count | Holding	506
Advisory Fees Paid, Amount	$ 445,539
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	748,101,297
Number of Portfolio Holdings	506
Portfolio Turnover Rate (%)	1
Total Net Advisory Fees Paid ($)	445,539

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Government & Agency Obligations	0%
Other Assets and Liabilities, Net	0%
Total	100%